Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 50% Portfolio	Apr. 29, 2023
VIP FundsManager 50% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(13.94%)
Past 5 years	3.82%
Past 10 years	5.69%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0901
Average Annual Return:
Past 1 year	(14.04%)
Past 5 years	3.74%
Past 10 years	5.61%